UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments

Investments March 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Advisor® Mid Cap II Fund

March 31, 2015

1.814652.110

AMP-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 17.4%
Auto Components - 1.2%
Delphi Automotive PLC	73,196	$ 5,836,649
Gentex Corp.	827,514	15,143,506
Johnson Controls, Inc.	83,454	4,209,420
Modine Manufacturing Co. (a)	8,600	115,842
New Focus Auto Tech Holdings Ltd. (a)	1,071,910	102,315
Tenneco, Inc. (a)	75,508	4,335,669
Visteon Corp. (a)	76,446	7,369,394
		37,112,795
Diversified Consumer Services - 0.1%
ServiceMaster Global Holdings, Inc.	70,000	2,362,500
Hotels, Restaurants & Leisure - 2.9%
Brinker International, Inc.	215,542	13,268,766
DineEquity, Inc.	160,600	17,185,806
Jubilant Foodworks Ltd. (a)	24,798	588,650
Las Vegas Sands Corp.	142,779	7,858,556
Panera Bread Co. Class A (a)	33,100	5,295,835
Texas Roadhouse, Inc. Class A	356,900	13,001,867
The Cheesecake Factory, Inc.	7,700	379,841
Wyndham Worldwide Corp.	349,178	31,590,134
		89,169,455
Household Durables - 3.7%
Garmin Ltd. (d)	45,200	2,147,904
Harman International Industries, Inc.	49,501	6,614,819
Jarden Corp. (a)	486,700	25,746,430
Lennar Corp. Class A	514,600	26,661,426
NVR, Inc. (a)	16,770	22,281,628
PulteGroup, Inc.	847,600	18,842,148
Whirlpool Corp.	56,095	11,334,556
		113,628,911
Leisure Products - 1.3%
Brunswick Corp.	176,800	9,096,360
Polaris Industries, Inc.	217,908	30,746,819
		39,843,179
Media - 0.9%
Interpublic Group of Companies, Inc.	735,294	16,264,703
Naspers Ltd. Class N	20,600	3,176,024
Time Warner Cable, Inc.	57,400	8,603,112
		28,043,839
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - 1.0%
Dollar Tree, Inc. (a)	383,200	$ 31,094,764
Specialty Retail - 2.8%
AutoZone, Inc. (a)	16,100	10,982,776
Dick's Sporting Goods, Inc.	176,900	10,081,531
Foot Locker, Inc.	240,933	15,178,779
GNC Holdings, Inc.	171,400	8,410,598
L Brands, Inc.	43,400	4,092,186
Signet Jewelers Ltd.	114,722	15,922,266
TJX Companies, Inc.	196,300	13,750,815
Urban Outfitters, Inc. (a)	132,300	6,039,495
Williams-Sonoma, Inc.	52,200	4,160,862
		88,619,308
Textiles, Apparel & Luxury Goods - 3.5%
Deckers Outdoor Corp. (a)	204,900	14,931,063
G-III Apparel Group Ltd. (a)	280,215	31,566,220
Hanesbrands, Inc.	933,000	31,264,830
Page Industries Ltd.	7,027	1,549,305
PVH Corp.	108,100	11,519,136
Ralph Lauren Corp.	86,500	11,374,750
VF Corp.	70,324	5,296,100
		107,501,404
TOTAL CONSUMER DISCRETIONARY		537,376,155
CONSUMER STAPLES - 2.7%
Beverages - 0.7%
C&C Group PLC	468,261	1,920,843
Dr. Pepper Snapple Group, Inc.	266,303	20,899,459
		22,820,302
Food & Staples Retailing - 1.3%
CVS Health Corp.	214,990	22,189,118
Kroger Co.	213,600	16,374,576
		38,563,694
Food Products - 0.7%
Archer Daniels Midland Co.	134,267	6,364,256
Britannia Industries Ltd. (a)	5,440	188,549
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Bunge Ltd.	169,130	$ 13,929,547
Ingredion, Inc.	30,549	2,377,323
		22,859,675
TOTAL CONSUMER STAPLES		84,243,671
ENERGY - 3.2%
Energy Equipment & Services - 1.2%
Baker Hughes, Inc.	91,400	5,811,212
Dril-Quip, Inc. (a)	157,300	10,757,747
Halliburton Co.	267,500	11,737,900
Oceaneering International, Inc.	189,600	10,225,128
		38,531,987
Oil, Gas & Consumable Fuels - 2.0%
Apache Corp.	120,868	7,291,966
Chesapeake Energy Corp. (d)	220,162	3,117,494
Cimarex Energy Co.	109,547	12,607,764
Emerald Oil, Inc. warrants 2/4/16 (a)	56,881	1
Energen Corp.	18,161	1,198,626
EOG Resources, Inc.	40,300	3,695,107
Newfield Exploration Co. (a)	201,100	7,056,599
Phillips 66 Co.	78,260	6,151,236
Suncor Energy, Inc.	594,300	17,366,107
Teekay Tankers Ltd.	28,900	165,886
Western Refining, Inc.	49,000	2,420,110
		61,070,896
TOTAL ENERGY		99,602,883
FINANCIALS - 15.7%
Banks - 3.6%
Boston Private Financial Holdings, Inc.	570,967	6,937,249
CIT Group, Inc.	78,900	3,559,968
Comerica, Inc.	214,640	9,686,703
Commerce Bancshares, Inc.	245,105	10,372,844
First Citizen Bancshares, Inc.	15,200	3,947,288
First Commonwealth Financial Corp.	384,000	3,456,000
First Republic Bank	78,000	4,453,020
Hilltop Holdings, Inc. (a)	25,096	487,866
Huntington Bancshares, Inc.	1,538,557	17,001,055
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Investors Bancorp, Inc.	696,200	$ 8,159,464
Lakeland Financial Corp.	181,586	7,368,760
M&T Bank Corp.	36,000	4,572,000
PacWest Bancorp	83,655	3,922,583
Prosperity Bancshares, Inc.	46,200	2,424,576
Regions Financial Corp.	464,500	4,389,525
SunTrust Banks, Inc.	300,715	12,356,379
UMB Financial Corp.	164,500	8,700,405
		111,795,685
Capital Markets - 3.1%
Ameriprise Financial, Inc.	190,987	24,988,739
E*TRADE Financial Corp. (a)	61,000	1,741,855
Invesco Ltd.	421,500	16,729,335
Lazard Ltd. Class A	306,468	16,117,152
Raymond James Financial, Inc.	237,424	13,480,935
The Blackstone Group LP	446,019	17,345,679
Virtus Investment Partners, Inc.	41,500	5,426,955
		95,830,650
Consumer Finance - 1.2%
American Express Co.	60,015	4,688,372
Capital One Financial Corp.	88,700	6,991,334
SLM Corp.	2,192,800	20,349,184
Springleaf Holdings, Inc. (a)(d)	100,700	5,213,239
		37,242,129
Diversified Financial Services - 1.1%
CRISIL Ltd.	27,931	901,548
McGraw Hill Financial, Inc.	272,471	28,173,501
Moody's Corp.	55,100	5,719,380
		34,794,429
Insurance - 3.8%
AFLAC, Inc.	244,400	15,644,044
Bajaj Finserv Ltd. (a)	19,464	442,093
Fidelity & Guaranty Life	89,659	1,900,771
First American Financial Corp.	379,000	13,522,720
Hiscox Ltd.	572,792	7,230,774
Marsh & McLennan Companies, Inc.	388,415	21,786,197
Primerica, Inc.	186,758	9,505,982
Principal Financial Group, Inc.	374,700	19,248,339
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Reinsurance Group of America, Inc.	218,191	$ 20,333,219
The Chubb Corp.	61,100	6,177,210
		115,791,349
Real Estate Investment Trusts - 0.3%
Altisource Residential Corp. Class B	115,861	2,416,860
American Realty Capital Properties, Inc.	181,400	1,786,790
Digital Realty Trust, Inc.	36,400	2,400,944
Mid-America Apartment Communities, Inc.	39,796	3,075,037
SL Green Realty Corp.	2,800	359,464
		10,039,095
Real Estate Management & Development - 2.2%
CBRE Group, Inc. (a)	876,191	33,917,354
Jones Lang LaSalle, Inc.	188,131	32,057,522
		65,974,876
Thrifts & Mortgage Finance - 0.4%
Beneficial Bancorp, Inc. (a)	120,133	1,356,302
Housing Development Finance Corp. Ltd.	115,375	2,437,428
Ladder Capital Corp. Class A	474,242	8,778,219
		12,571,949
TOTAL FINANCIALS		484,040,162
HEALTH CARE - 14.1%
Biotechnology - 0.3%
United Therapeutics Corp. (a)	48,600	8,380,341
Health Care Equipment & Supplies - 3.7%
Boston Scientific Corp. (a)	1,549,310	27,500,253
DENTSPLY International, Inc.	297,300	15,129,597
Hologic, Inc. (a)	720,600	23,797,815
Steris Corp. (d)	427,200	30,019,344
Zimmer Holdings, Inc.	159,200	18,709,184
		115,156,193
Health Care Providers & Services - 5.2%
Cardinal Health, Inc.	423,855	38,261,391
Catamaran Corp. (a)	115,200	6,858,063
Community Health Systems, Inc. (a)	187,900	9,823,412
DaVita HealthCare Partners, Inc. (a)	281,300	22,864,064
HCA Holdings, Inc. (a)	281,655	21,188,906
McKesson Corp.	136,806	30,945,517
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Molina Healthcare, Inc. (a)	37,300	$ 2,509,917
Omnicare, Inc.	357,616	27,557,889
		160,009,159
Health Care Technology - 0.5%
MedAssets, Inc. (a)	853,228	16,057,751
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	224,095	9,311,147
Bruker Corp. (a)	189,500	3,500,065
Thermo Fisher Scientific, Inc.	199,630	26,818,294
		39,629,506
Pharmaceuticals - 3.1%
Actavis PLC (a)	82,994	24,700,674
Jazz Pharmaceuticals PLC (a)	130,666	22,577,778
Mallinckrodt PLC (a)	181,421	22,976,970
Teva Pharmaceutical Industries Ltd. sponsored ADR	376,482	23,454,829
		93,710,251
TOTAL HEALTH CARE		432,943,201
INDUSTRIALS - 16.6%
Aerospace & Defense - 2.8%
Curtiss-Wright Corp.	250,278	18,505,555
Esterline Technologies Corp. (a)	86,244	9,868,038
Huntington Ingalls Industries, Inc.	78,700	11,029,805
Rockwell Collins, Inc.	109,800	10,601,190
Textron, Inc.	832,263	36,894,219
		86,898,807
Air Freight & Logistics - 1.0%
FedEx Corp.	189,846	31,410,021
Airlines - 1.8%
Allegiant Travel Co.	7,700	1,480,633
Southwest Airlines Co.	306,462	13,576,267
Spirit Airlines, Inc. (a)	518,345	40,099,169
		55,156,069
Building Products - 0.3%
A.O. Smith Corp.	68,200	4,478,012
Apogee Enterprises, Inc.	48,622	2,100,470
Lennox International, Inc.	40,589	4,533,385
		11,111,867
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.7%
Copart, Inc. (a)	36,400	$ 1,367,548
G&K Services, Inc. Class A	66,800	4,845,004
Herman Miller, Inc.	100,000	2,776,000
HNI Corp.	68,680	3,789,076
KAR Auction Services, Inc.	89,492	3,394,432
Republic Services, Inc.	129,652	5,258,685
		21,430,745
Construction & Engineering - 1.4%
EMCOR Group, Inc.	373,321	17,348,227
Granite Construction, Inc.	6,820	239,655
Jacobs Engineering Group, Inc. (a)	326,676	14,752,688
Quanta Services, Inc. (a)	347,151	9,904,218
		42,244,788
Electrical Equipment - 0.1%
AMETEK, Inc.	60,900	3,199,686
Industrial Conglomerates - 0.5%
Roper Industries, Inc.	89,156	15,334,832
Machinery - 5.0%
AGCO Corp. (d)	246,800	11,757,552
Caterpillar, Inc.	130,763	10,464,963
Colfax Corp. (a)	63,680	3,039,446
Cummins, Inc.	100,357	13,913,494
Deere & Co.	120,700	10,584,183
IDEX Corp.	5,654	428,743
Illinois Tool Works, Inc.	170,593	16,571,404
Ingersoll-Rand PLC	187,972	12,797,134
Manitowoc Co., Inc. (d)	289,643	6,244,703
Mueller Industries, Inc.	236,240	8,535,351
Rexnord Corp. (a)	364,596	9,731,067
Snap-On, Inc.	190,800	28,059,048
Stanley Black & Decker, Inc.	16,600	1,582,976
Valmont Industries, Inc.	55,323	6,798,090
Wabtec Corp.	38,240	3,633,182
Woodward, Inc.	174,941	8,923,740
		153,065,076
Professional Services - 0.9%
Corporate Executive Board Co.	63,000	5,031,180
Dun & Bradstreet Corp.	172,484	22,140,046
		27,171,226
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 1.7%
ArcBest Corp.	173,500	$ 6,573,915
Con-way, Inc.	525,962	23,210,703
CSX Corp.	215,200	7,127,424
J.B. Hunt Transport Services, Inc.	13,500	1,152,833
Saia, Inc. (a)	266,824	11,820,303
Swift Transporation Co. (a)	75,800	1,972,316
		51,857,494
Trading Companies & Distributors - 0.4%
Air Lease Corp. Class A	193,388	7,298,463
GATX Corp.	20,236	1,173,283
Misumi Group, Inc.	84,800	3,417,551
		11,889,297
TOTAL INDUSTRIALS		510,769,908
INFORMATION TECHNOLOGY - 25.7%
Communications Equipment - 1.5%
Aruba Networks, Inc. (a)	137,500	3,367,375
Brocade Communications Systems, Inc.	285,045	3,382,059
CommScope Holding Co., Inc. (a)	378,091	10,790,717
F5 Networks, Inc. (a)	197,255	22,672,490
Juniper Networks, Inc.	104,205	2,352,949
Nokia Corp. sponsored ADR	536,100	4,063,638
		46,629,228
Electronic Equipment & Components - 3.7%
Arrow Electronics, Inc. (a)	226,123	13,827,421
Avnet, Inc.	273,037	12,150,147
Belden, Inc.	105,800	9,898,648
CDW Corp.	717,651	26,725,323
Jabil Circuit, Inc.	98,500	2,302,930
Keysight Technologies, Inc. (a)	119,947	4,456,031
Methode Electronics, Inc. Class A	253,900	11,943,456
TE Connectivity Ltd.	288,730	20,678,843
Trimble Navigation Ltd. (a)	512,200	12,907,440
		114,890,239
Internet Software & Services - 0.5%
Google, Inc. Class C (a)	21,814	11,954,072
Tencent Holdings Ltd.	180,200	3,421,983
		15,376,055
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 9.0%
Alliance Data Systems Corp. (a)	83,105	$ 24,619,856
Blackhawk Network Holdings, Inc. (a)	93,250	3,315,038
Broadridge Financial Solutions, Inc.	113,654	6,252,107
Cognizant Technology Solutions Corp. Class A (a)	10,300	642,617
Euronet Worldwide, Inc. (a)	427,091	25,091,596
EVERTEC, Inc.	333,956	7,300,278
Fidelity National Information Services, Inc.	465,743	31,698,469
Fiserv, Inc. (a)	320,694	25,463,104
FleetCor Technologies, Inc. (a)	131,664	19,870,731
Genpact Ltd. (a)	968,643	22,520,950
Global Payments, Inc.	440,271	40,364,045
Maximus, Inc.	144,700	9,660,172
The Western Union Co.	452,100	9,408,201
Total System Services, Inc.	771,247	29,423,073
Visa, Inc. Class A	135,400	8,856,514
Xerox Corp.	1,018,715	13,090,488
		277,577,239
Semiconductors & Semiconductor Equipment - 6.9%
Altera Corp.	352,900	15,142,939
Atmel Corp.	2,049,200	16,864,916
Broadcom Corp. Class A	433,800	18,781,371
Cypress Semiconductor Corp.	190,400	2,686,544
Freescale Semiconductor, Inc. (a)	971,312	39,590,677
Intersil Corp. Class A	269,900	3,864,968
Microchip Technology, Inc. (d)	81,352	3,978,113
NVIDIA Corp.	701,143	14,671,417
NXP Semiconductors NV (a)	432,128	43,368,368
PMC-Sierra, Inc. (a)	2,333,017	21,650,398
Qorvo, Inc. (a)	274,750	21,897,575
Semtech Corp. (a)	307,300	8,188,009
		210,685,295
Software - 3.2%
Activision Blizzard, Inc.	470,840	10,699,839
Cadence Design Systems, Inc. (a)	1,020,900	18,825,396
Electronic Arts, Inc. (a)	550,510	32,378,246
Intuit, Inc.	76,206	7,388,934
Parametric Technology Corp. (a)	314,073	11,360,020
Rovi Corp. (a)	149,390	2,720,392
Synopsys, Inc. (a)	342,500	15,864,600
		99,237,427
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 0.9%
EMC Corp.	504,267	$ 12,889,065
Super Micro Computer, Inc. (a)	392,956	13,050,069
		25,939,134
TOTAL INFORMATION TECHNOLOGY		790,334,617
MATERIALS - 3.7%
Chemicals - 2.8%
Albemarle Corp. U.S.	181,942	9,613,815
Ashland, Inc.	28,257	3,597,399
Cytec Industries, Inc.	480,606	25,971,948
Eastman Chemical Co.	184,800	12,799,248
Ferro Corp. (a)	541,504	6,795,875
Methanex Corp.	83,900	4,491,934
PolyOne Corp.	319,157	11,920,514
Potash Corp. of Saskatchewan, Inc.	88,100	2,840,096
Praxair, Inc.	70,200	8,475,948
		86,506,777
Containers & Packaging - 0.1%
Aptargroup, Inc.	62,200	3,950,944
Metals & Mining - 0.4%
B2Gold Corp. (a)	2,114,500	3,155,347
Constellium NV (a)	341,467	6,938,609
New Gold, Inc. (a)	671,800	2,254,273
		12,348,229
Paper & Forest Products - 0.4%
Boise Cascade Co. (a)	282,100	10,567,466
TOTAL MATERIALS		113,373,416
UTILITIES - 0.6%
Electric Utilities - 0.4%
Exelon Corp.	330,100	11,094,661
OGE Energy Corp.	96,817	3,060,385
		14,155,046
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. (a)	76,808	2,414,075
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.1%
CMS Energy Corp.	52,627	$ 1,837,209
NiSource, Inc.	29,154	1,287,441
		3,124,650
TOTAL UTILITIES		19,693,771
TOTAL COMMON STOCKS (Cost $2,424,906,406)		3,072,377,784
Nonconvertible Preferred Stocks - 0.1%

FINANCIALS - 0.1%
Capital Markets - 0.1%
GMAC Capital Trust I Series 2, 8.125% (Cost $2,882,947)	140,930	3,699,413
Money Market Funds - 1.7%

Fidelity Cash Central Fund, 0.14% (b)	4,879,018	4,879,018
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	45,841,659	45,841,659
TOTAL MONEY MARKET FUNDS (Cost $50,720,677)		50,720,677
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $2,478,510,030)		3,126,797,874
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(45,359,770)
NET ASSETS - 100%		$ 3,081,438,104
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,712
Fidelity Securities Lending Cash Central Fund	37,278
Total	$ 39,990
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 537,376,155	$ 537,273,840	$ -	$ 102,315
Consumer Staples	84,243,671	84,243,671	-	-
Energy	99,602,883	99,602,882	1	-
Financials	487,739,575	487,739,575	-	-
Health Care	432,943,201	432,943,201	-	-
Industrials	510,769,908	507,352,357	3,417,551	-
Information Technology	790,334,617	786,912,634	3,421,983	-
Materials	113,373,416	113,373,416	-	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Utilities	$ 19,693,771	$ 19,693,771	$ -	$ -
Money Market Funds	50,720,677	50,720,677	-	-
Total Investments in Securities:	$ 3,126,797,874	$ 3,119,856,024	$ 6,839,535	$ 102,315
Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $2,484,575,534. Net unrealized appreciation aggregated $642,222,340, of which $717,206,876 related to appreciated investment securities and $74,984,536 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 1, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 1, 2015